Intangible Assets, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets acquired	¥ 0		¥ 622,151,000	¥ 0
Impairment of intangible assets	0		0	0
Amortization of intangible assets	¥ 56,848,000	$ 8,242	¥ 50,705,000	¥ 3,476,000
Remaining weighted average amortization periods of intangible assets	14 years 7 months 6 days	14 years 7 months 6 days	16 years 3 months 18 days